EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Computation of basic and diluted gain (loss) per share
Net income (loss) attributable to Canadian Solar Inc.-basic (in dollars)	$ 239,501,317	$ 31,659,276	$ (195,468,691)
Dilutive effect of convertible notes interest	4,641,363
Net income attributable to Canadian Solar Inc. - diluted	$ 244,142,680	$ 31,659,276	$ (195,468,691)
Weighted average number of common shares-basic	54,408,037	46,306,739	43,190,778
Diluted effects of share number from share options and RSUs	2,051,601	4,081,545
Dilutive effects of share number from convertible notes	2,894,977
Weighted average number of common shares - diluted	59,354,615	50,388,284	43,190,778
Basic earnings (loss) per share (in dollars per share)	$ 4.40	$ 0.68	$ (4.53)
Diluted earnings (loss) per share (in dollars per share)	$ 4.11	$ 0.63	$ (4.53)
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total	95,422	434,529	8,561,110
Share options and RSUs
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total	95,422	434,529	4,288,008
Warrant
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total			4,273,102